SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-Out Consideration, Holdback Amount and Bonus Amount	$ 11,982	$ 0
Long-term governmental authorities	0	5,829
Other	934	159
Total other long-term liabilities	$ 12,916	$ 5,988